Leases (Details)	Mar. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Renewal term	5 years	5 years
Minimum
Lessee, Lease, Description [Line Items]
Discount rate	2.50%	2.50%
Maximum
Lessee, Lease, Description [Line Items]
Discount rate	5.40%	5.40%